Revenue	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Revenue:

17.        Revenue

Revenue Recognition

The following table disaggregates our revenue by type of contract (voyage charter or time charter) and per reportable segments:

	Year ended December 31, 2016
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$2,153	$-	$-	$-	$2,153
Time charter revenues	28,624	21,157	-	-	49,781
Total Revenues	$30,777	$21,157	$-	$-	$51,934
	Year ended December 31, 2017
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$165	$-	$16,870	$-	$17,035
Time charter revenues	65,558	3,819	3,988	10,316	83,681
Total Revenues	$65,723	$3,819	$20,858	$10,316	$100,716

	Year ended December 31, 2018
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$695	$-	$50,278	$-	$50,973
Time charter revenues	93,674	-	6,726	34,762	130,162
Total Revenues	$94,369	$-	$57,004	$34,762	$186,135

Trade Accounts Receivable and Contract Balances

Accounts receivable are recorded when the right to consideration becomes unconditional. The increase/(decrease) of accounts receivables were in general due to normal timing differences between our performance and the customers’ payments.

The Company capitalizes any voyage expenses as deferred contract costs incurred during the period between the later of the charter party date or the last discharge and the delivery or the loading date depending on the type of contract (time and voyage charter agreements, respectively). These contract assets are amortized over the duration of the charter or voyage period on a straight line basis and are included in “Voyage expenses”. As of December 31, 2018, deferred contract costs consists of unamortized bunker expenses and port dues of ongoing time and voyage charter agreements. The Company records deferred revenues (contract liabilities) when cash payments are received in advance of its performance, including amounts which are refundable. During the year ended December 31, 2018, the Company recognized as revenues the total amount of deferred revenues outstanding as of December 31, 2017 amounting to $865. As of December 31, 2018, deferred revenue consists of one-month cash advances relating to ongoing time charter agreements and unamortized capitalized ballast bonuses. Our trade accounts receivable, contract assets and contract liabilities consist of the following:

	December 31, 2017	December 31, 2018
Trade Accounts Receivable, net of allowance for doubtful receivables	$14,526	$13,713
Deferred Contract Costs (Note 5)	-	496
Deferred Revenue	$865	$1,776

Practical Expedients and Exemptions

We generally expense commissions when incurred because the amortization period would have been one year or less (Note 2). These costs are recorded within voyage expenses. We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606. We do not separately disclose the lease and non-lease component, in accordance with the ASC 842 practical expedient (Note 2).